Convertible Preferred Shares (Tables)	6 Months Ended
Jun. 30, 2024
Convertible Preferred Shares [Abstract]
Disclosure of Movement in Preference Shares at End of Each Reporting Period

The Company accounted for the Preferred Shares as financial liabilities at FVTPL, per IAS standards. The fair value change of the Preferred Shares is charged/credited to fair value change of Preferred Shares in profit or loss except for the portion attributable to credit risk change which shall be charged/credited to other comprehensive income, if any. The fair value change recognized in profit or loss includes interest paid, if any, on the financial liabilities. The management of the Company considered that there is insignificant credit risk change on the financial liabilities that drives the fair value change of the Preferred Shares during the six months ended June 30, 2023.

The movement of the Preferred Shares for the six months ended June 30, 2023 is as follows:

(In thousands)	Preferred shares
As of December 31, 2022	$511,861
Change in fair value	76,424
Conversion of convertible preferred shares into post-closing ordinary shares	(588,285)
As of June 30, 2023	$—